Material Information on Accounting Policies - Schedule of the Operations of Each Reportable Segment (Details)	12 Months Ended
Dec. 31, 2024
NextGel [Member]
Schedule of the Operations of Each Reportable Segment [Line Items]
Operations	Development and manufacturing of Softgel and related technologies in USA, Brazil and Colombia
Procaps Colombia [Member]
Schedule of the Operations of Each Reportable Segment [Line Items]
Operations	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Colombia
CAN [Member]
Schedule of the Operations of Each Reportable Segment [Line Items]
Operations	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Northern Central America (Salvador, Guatemala, Nicaragua and Honduras)
CASAND [Member]
Schedule of the Operations of Each Reportable Segment [Line Items]
Operations	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Southern Central America (Panama and Costa Rica) and the North Andes District (Ecuador, Peru and Bolivia)
Diabetrics [Member]
Schedule of the Operations of Each Reportable Segment [Line Items]
Operations	Diabetes solutions and chronic disease management tool